Provision for legal and administrative proceedings (Details 5) - Provision For Tax [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 22,239,407	R$ 19,236,989
Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	5,084,626	3,139,640
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	11,106,211	10,438,811
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	1,876,629	1,712,988
Fust Funttel And Ebc [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,171,941	R$ 3,945,550